real estate joint ventures and investments in associates	6 Months Ended
Jun. 30, 2023
real estate joint ventures and investments in associates
real estate joint ventures and investments in associates
21	real estate joint ventures and investments in associates
(a)	Real estate joint ventures

In 2013, we partnered, as equals, with two arm’s-length parties in a residential, retail and commercial real estate redevelopment project, TELUS Sky, in Calgary, Alberta. The new-build tower, completed in 2020, was to be built to the LEED Platinum standard.

Summarized financial information

	June 30,	December 31,
As at (millions)	2023	2022
ASSETS
Current assets
Cash and temporary investments, net	$9	$8
Other	30	27
	39	35
Non-current assets
Investment property	327	330
Other	10	10
	337	340
	$376	$375
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$10	$18
Construction credit facilities	342	342
	352	360
Owners’ equity
TELUS [1]	8	5
Other partners	16	10
	24	15
	$376	$375

1	The equity amounts recorded by the real estate joint venture differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint venture.

	Three months		Six months
Periods ended June 30 (millions)	2023	2022	2023	2022
Revenue	$7	$6	$13	$10
Depreciation and amortization	$2	$2	$4	$4
Interest expense	$2	$1	$5	$4
Net income (loss) and comprehensive income (loss) [1]	$(5)	$(2)	$(11)	$(6)

1	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.

Our real estate joint ventures activity

Our real estate joint ventures investment activity is set out in the following table.

Three-month periods ended June 30 (millions)	2023			2022
	Loans and			Loans and
	receivables [1]	Equity [2]	Total	receivables [1]	Equity [2]	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	$—	$(1)	$(1)	$—	$(1)	$(1)
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	2	—	2	—	—	—
Cash flows in the current reporting period
Construction credit facilities
Financing costs paid to us	(2)	—	(2)	—	—	—
Funds we advanced or contributed, excluding construction credit facilities	—	1	1	—	2	2
Funds repaid to us and earnings distributed	—	—	—	—	(1)	(1)
Net increase (decrease)	—	—	—	—	—	—
Real estate joint ventures carrying amounts
Balance, beginning of period	114	(8)	106	114	(8)	106
Balance, end of period	$114	$(8)	$106	$114	$(8)	$106

Six-month periods ended June 30 (millions)	2023			2022
	Loans and			Loans and
	receivables [1]	Equity [2]	Total	receivables [1]	Equity [2]	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	$—	$(2)	$(2)	$—	$(1)	$(1)
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	4	—	4	1	—	1
Cash flows in the current reporting period
Construction credit facilities
Financing costs paid to us	(4)	—	(4)	(1)	—	(1)
Funds we advanced or contributed, excluding construction credit facilities	—	2	2	—	2	2
Funds repaid to us and earnings distributed	—	—	—	—	(1)	(1)
Net increase (decrease)	—	—	—	—	—	—
Real estate joint ventures carrying amounts
Balance, beginning of period	114	(8)	106	114	(8)	106
Balance, end of period	$114	$(8)	$106	$114	$(8)	$106

1	Loans and receivables are included in our Consolidated statements of financial position as Real estate joint venture advances and are comprised of advances under construction credit facilities.
2	We account for our interests in the real estate joint ventures using the equity method of accounting. As at June 30, 2023, and December 31, 2022, we had recorded equity losses in excess of our recorded equity investment in respect of one of the real estate joint ventures; such resulting balance has been included in other long-term liabilities (Note 27).
3	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.

We have entered into lease agreements with the TELUS Sky real estate joint venture. During the three-month and six-month periods ended June 30, 2023, the TELUS Sky real estate joint venture recognized $2 million (2022 – $2 million) and $4 million (2022 – $4 million), respectively, of revenue from our office tenancy; of this amount, one-third was due to our economic interest and two-thirds was due to our partners’ economic interests.

Construction credit facilities

Subsequent to June 30, 2023, the TELUS Sky real estate joint venture extended its credit agreement with Canadian financial institutions (as 66-2/3% lender) and TELUS Corporation (as 33-1/3% lender), providing $282 million (December 31, 2022 – $342 million) of construction financing for the project and maturing July 12, 2024 (December 31, 2022 – July 15, 2023). The construction credit facilities contain customary real estate construction financing representations, warranties and covenants and are secured by demand debentures constituting first fixed and floating charge mortgages over the underlying real estate assets. The construction credit facilities are available by way of bankers’ acceptance or prime loan and bear interest at rates in line with similar construction financing facilities.

(b)Investments in associates

We had, as at June 30, 2023, a 43% (December 31, 2022 – 32%) equity interest in Miovision Technologies Incorporated, an associate that is incorporated in Canada and is complementary to, and is viewed to grow, our existing Internet of Things business; our judgment is that we obtained significant influence over the associate concurrent with acquiring our initial equity interest. Miovision Technologies Incorporated develops a suite of hardware and cloud-based solutions that provide cities with the data and tools they need to reduce traffic congestion, make better urban planning decisions and improve safety on their roads. Our aggregate interests in Miovision Technologies Incorporated and in individually immaterial associates as at June 30, 2023, totalled $181 million (December 31, 2022 – $75 million) and totalled $38 million (December 31, 2022 – $45 million), respectively.